Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses by nature
Payroll	R$ 427,583	R$ 220,372	R$ 207,511
Sales and marketing	181,898	93,026	67,532
Depreciation and amortization	150,951	54,479	51,475
Material	57,138	16,488	13,023
Consulting and advisory services	30,663	25,729	14,732
Maintenance	27,827	12,774	8,909
Utilities, cleaning and security	14,330	6,472	6,269
Other expenses	36,112	12,418	12,457
Total	926,502	441,758	381,908
Costs of services	502,331	240,924	221,452
General and administrative expenses	179,335	89,344	73,852
Selling expenses	244,836	111,490	86,604
Classes of employee benefits expense [abstract]
Salaries, bonuses, short-term benefits, related social charges and other employee related expenses	433,593	205,644	195,688
Share-based compensation plan	R$ (6,010)	R$ 14,728	R$ 11,823